Document and Entity Information	May 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2023
Entity File Number	001-32492
Entity Registrant Name	Lazard Ltd
Entity Central Index Key	0001311370
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0437848
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM II
City Area Code	441
Local Phone Number	295-1422
Title of 12(b) Security	Class A Common Stock
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false